IXIS ADVISOR DIVERSIFIED PORTFOLIOS

IXIS ADVISOR INCOME AND TAX FREE INCOME FUNDS

IXIS ADVISOR EQUITY FUNDS

IXIS CASH MANAGEMENT TRUST – MONEY MARKET SERIES

IXIS VALUE FUND

LOOMIS SAYLES VALUE FUND

Supplement dated June 1, 2007 to the IXIS Advisor Equity Funds Class A, B and C Prospectus, IXIS Advisor Equity Funds Class Y Prospectus, IXIS Advisor Income and Tax Free Income Funds Class A, B and C Prospectus and IXIS Advisor Income Funds Class Y Prospectus, each dated February 1, 2007; to the IXIS Advisor Equity Funds Class A, B and C Prospectus, IXIS Advisor Equity Funds Class Y Prospectus, IXIS Advisor Diversified Portfolios Prospectus and IXIS Value Fund Prospectus, each dated May 1, 2007; to the Loomis Sayles Value Fund Prospectus dated June 1, 2007; and to the IXIS Cash Management Trust – Money Market Series Prospectus dated September 1, 2006, each as may be revised and supplemented from time to time.

ALL FUNDS

Effective August 1, 2007, the name of the Distributor of the Funds (the “Distributor”) will change from IXIS Asset Management Distributors, L.P. to Natixis Distributors, L.P., and all references to the Distributor will change as such. Also, effective August 1, 2007, the Advisor or Advisory Administrator of certain Funds will change from IXIS Asset Management Advisors, L.P. to Natixis Asset Management Advisors, L.P., and all references to the Advisor or Advisory Administrator will change as such.

On June 1, 2007, the Board of Trustees of the IXIS Advisor Funds approved changes to the fund family name and the names of certain Funds. Effective August 6, 2007, the name of the fund family will change from IXIS Advisor Funds to Natixis Funds. Thus, all references to IXIS Advisor Funds and www.ixisadvisorfunds.com are replaced with Natixis Funds and www.funds.natixis.com, respectively. Also effective August 6, 2007, the names of the following Funds will change, and all references to each respective Fund will be replaced, as shown below:

Old Fund Name	New Fund Name
IXIS Cash Management Trust – Money Market Series	Natixis Cash Management Trust – Money Market Series
IXIS Income Diversified Portfolio	Natixis Income Diversified Portfolio
IXIS Moderate Diversified Portfolio	Natixis Moderate Diversified Portfolio
IXIS U.S. Diversified Portfolio	Natixis U.S. Diversified Portfolio
IXIS Value Fund	Natixis Value Fund

********

On June 1, 2007, the Board of Trustees of the IXIS Advisor Funds approved the termination of offering of Class B shares. No new accounts will be opened in Class B shares after July 30, 2007. No additional investments into Class B shares may be made after October 12, 2007. Existing Class B shareholders may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other IXIS Advisor Funds subject to the existing exchange privileges as described in the prospectus. For Class B shares outstanding on October 12, 2007 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated contingent deferred sales charge (“CDSC”) schedules, conversion features and distribution and shareholder service plan fees, will continue in effect. In addition, IXIS Asset Management Advisors, L.P. will waive the small account fee on all Class B accounts and will exempt Class B accounts from the small account liquidation.

Effective October 12, 2007, all references to Class B shares are removed from the sub-section “Choosing a Share Class” within the Section “Investing in the Funds.”

Effective immediately, the last sentence in the first paragraph of the sub-section “Minimum Balance Policy” within the section “It’s Easy to Open an Account” is amended and restated as follows:

Certain accounts, such as Class B accounts, accounts that fall below the minimum as a result of the automatic conversion from Class B to Class A shares, accounts using an IXIS Advisor Funds’ prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts) and accounts associated with defined contribution plans, are excepted from the minimum balance fee.

Effective immediately, the last sentence in the second paragraph of the sub-section “Minimum Balance Policy” within the section “It’s Easy to Open an Account” is amended and restated as follows:

Certain accounts, such as Class B accounts, accounts associated with wrap-fee programs or defined contribution plans are exempt from the liquidation.

Effective September 1, 2007, the following text replaces the “Limits on Frequent Trading” paragraph within the sub-section “Restrictions on Buying, Selling and Exchanging Shares” in the section “Fund Services”:

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to refuse any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

********

WESTPEAK CAPITAL GROWTH FUND ONLY

The Board of Trustees of IXIS Advisor Funds Trust I has approved changes to the investment strategy and name of the Westpeak Capital Growth Fund. Effective on or about August 1, 2007, the Fund’s name will change to “Westpeak 130/30 Growth Fund.” Effective on or about August 1, 2007, it is expected that the Fund’s principal investment strategies, principal investment risks and annual operating expenses will be amended and restated as described below.

The sections “Principal Investment Strategies” and “Principal Investment Risks” within the section “Goals, Strategies and Risks” are amended and restated in their entirety as follows with regard to the Westpeak Capital Growth Fund:

Principal Investment Strategies

Under normal market conditions, the Fund pursues its investment objective by establishing long and short positions in equity securities issued by U.S. large- and mid-capitalization companies in any industry.

Westpeak constructs a portfolio of large- and mid-capitalization stocks that it believes exhibit reasonable valuation and underestimated growth potential. Westpeak believes risk and return can be accurately measured and controlled through thoughtful portfolio construction. Therefore, its focus will be on the aggregate characteristics of the portfolio and not just individual stocks.

Westpeak seeks to take long positions in securities of companies whose potential has been underestimated by the broad market. Westpeak believes that a good assessment of a company’s prospects can be obtained through systematic financial statement analysis and an insightful interpretation of investor behavior. The Fund’s industry weightings will not normally vary significantly from the Russell 1000 Growth Index.

In selecting investments for the Fund’s portfolio, Westpeak uses proprietary quantitative research based on market and company-specific information and employs the following process:

•	Westpeak invests principally in the stock of large- and mid-capitalization companies in the Russell 1000 Growth Index.
•	Westpeak screens these stocks to develop a “score” for each stock using financial statement analysis and market sentiment, such as:
Ö	valuation ratios
Ö	earnings quality measures
Ö	efficiency indicators
Ö	investor sentiment signals
Ö	management sentiment measures
•

Westpeak then utilizes a proprietary methodology that considers each stock’s respective score, along with its risk characteristics, to construct an optimal long portfolio designed to maximize excess return while maintaining an acceptable level of risk.

The desired result is a diversified portfolio of typically 60 to 80 long and 20 to 40 short positions that Westpeak believes will produce the highest long-term returns and which has characteristics similar to that of the Fund’s benchmark, the Russell 1000 Growth Index.

The Fund takes long positions primarily in large- and mid-capitalization U.S. stocks that Westpeak has identified as attractive and short positions in such stocks that Westpeak believes are overvalued or are expected to underperform based on the aforementioned stock “scores.” Because the Fund will generally use the proceeds from its short positions to purchase additional securities, the Fund will normally hold long positions in equity securities and securities with equity-like characteristics up to 130% of its net assets (excluding cash). The Fund will normally hold short positions equal to approximately 30% of its net assets (excluding cash). The Fund’s long-short exposure may vary over time as market conditions change.

When the Fund takes a long position in a security, Westpeak purchases the security outright for the Fund's portfolio. When the Fund takes a short position in a security, Westpeak sells a security that the Fund does not own at the current market price and delivers to the buyer a security that the Fund has borrowed. To complete or close out the short sale transaction, the Fund buys the same security in the market and returns it to the lender. The Fund generally makes money on a short position when the market price of the security goes down after the short sale. Conversely, if the price of the security goes up after the sale, the Fund will lose money because it will have to pay more to replace the borrowed security than it received.

Until the Fund replaces the borrowed security, the Fund is required to maintain during the period of the short sale the short sale proceeds that the broker holds (which generally will be invested in equity securities) and any additional assets the lending broker requires as collateral. The Fund is also required to repay the lender of the security any dividends or interest that accrues on the security during the period of the loan. The Fund will also bear other costs, such as charges for the prime brokerage account, in connection with its short positions.

Westpeak may sell a long position or close out a short position for a variety of reasons, including, among others, to secure gains, limit losses or redeploy assets into opportunities believed to be more promising.

The Fund may also:

•	Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund’s return.

•

Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in corporation, limited partnership interests, interests in limited liability companies, real estate investment trusts (REITs) or other trusts and other similar securities.

Leverage risk: The risk associated with securities or practices (e.g., borrowing and selling securities short) that multiply small index or market movements into larger changes in value. When the Fund borrows securities or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile, and all other risks are generally compounded.

Management risk: The risk that a strategy used by the Fund’s portfolio management may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

Short sales risk: The risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Short sales expose the Fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value. Positions in shorted securities may subject the Fund to more risk than long positions (purchases) because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price of the shorted stock. Short sales may also give rise to leverage risk.

Valuation risk: The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold.

The tables “Annual Fund Operating Expenses” and “Example” within the section “Fund Fees and Expenses” are amended and restated as follows with regard to the Westpeak Capital Growth Fund:

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

	Westpeak 130/30 Growth Fund[5]
	Class A	Class B	Class C
Management Fees	0.75%	0.75%	0.75%
Distribution and/or service (12b-1 fees)	0.25%	1.00%*	1.00%*
Other expenses Substitute dividend expenses on securities sold short** Remainder of other expenses*** Total other expenses	0.30% 0.81%† 1.11%	0.30% 0.81%† 1.11%	0.30% 0.81%† 1.11%
Total annual fund operating expenses	2.11%	2.86%	2.86%
Fee waiver and/or expense reimbursement††	0.16%	0.16%	0.16%
Net Expenses††	1.95%	2.70%	2.70%

*

Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

**	This expense reflects the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales.
***	Other expenses have been restated to reflect current fees and expenses.
†

Other Expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”) of less than 0.01% of the Fund’s average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

††	Fee waiver and/or expense reimbursement and Net Expenses have been restated to reflect the current expense cap arrangement.
5

IXIS Advisors has given a binding undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses incurred in connection with long positions, interest expense, substitute dividend expenses on securities sold short, taxes and organizational and extraordinary expenses, to 1.65%, 2.40%, and 2.40% of the Fund’s average daily net assets for Classes A, B, and C shares, respectively. As indicated by the table above, because of the types of expenses not included under the expense reimbursement agreement, the Fund’s net expenses are expected to be higher than these percentages. This undertaking is in effect through April 30, 2008 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

IXIS Advisors will be permitted to recover, on a class by class basis, management fees waived and/or expenses it has borne through the undertaking described above to the extent that a class’ expenses in later periods fall below the annual rates set forth in the undertaking. A class will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee/expense was deferred.

Example*

	Westpeak 130/30 Growth Fund
	Class A	Class B		Class C
		(1)	(2)	(1)	(2)
1 year	$765	$777	$277	$377	$277
3 years	$1,187	$1,175	$875	$875	$875
5 years	$1,634	$1,698	$1,498	$1,498	$1,498
10 years**	$2,868	$2,999	$2,999	$3,177	$3,177

(1)	Assumes redemption at the end of period.
(2)	Assumes no redemption at the end of period.
*

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The Example is based on the Net Expenses for the first nine months and on the Total Annual Fund Operating Expenses for the remainder of the one-year period and the remaining periods.

**	Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

********

LOOMIS SAYLES CORE PLUS BOND FUND AND LOOMIS SAYLES LIMITED TERM
GOVERNMENT AND AGENCY FUND ONLY

Effective July 1, 2007, Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and IXIS Asset Management Advisors, L.P. (“IXIS Advisors”), the Fund’s advisory administrator, have given a binding undertaking to the Loomis Sayles Core Plus Bond Fund to limit the amount of the Loomis Sayles Core Plus Bond Fund’s total annual fund operating expenses to 1.00%, 1.75%, 1.75% and 0.75% of the Fund’s average daily net assets for Class A, B, C and Y shares, respectively.

Also effective July 1, 2007, Loomis Sayles has given a binding undertaking to the Loomis Sayles Limited Term Government and Agency Fund to limit the amount of the Loomis Sayles Limited Term Government and Agency Fund’s total annual fund operating expenses to 0.95%, 1.70%, 1.70% and 0.70% of the Fund’s average daily net assets for Class A, B, C and Y shares, respectively.

IXIS Advisor Income and Tax Free Income Funds Class A, B and C Prospectus

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Loomis Sayles Core Plus Bond Fund and Loomis Sayles Limited Term Government and Agency Fund:

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

	Loomis Sayles Core Plus Bond Fund[1]			Loomis Sayles Limited Term Government and Agency Fund[4]
	Class A	Class B	Class C	Class A	Class B	Class C
Management fees	0.43%	0.43%	0.43%	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees	0.25%	1.00%*	1.00%*	0.25%	1.00%*	1.00%*
Other expenses	0.40%**	0.40%**	0.39%**	0.34%**	0.34%**	0.34%**
Total annual fund operating expenses	1.08%	1.83%	1.82%	1.09%	1.84%	1.84%
Fee waiver and/or expense reimbursement†	0.08%	0.08%	0.07%	0.14%	0.14%	0.14%
Net Expenses†	1.00%	1.75%	1.75%	0.95%	1.70%	1.70%

*

Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

**

Other Expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”) of less than 0.01% of the Fund’s average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

†	Fee waiver and/or expense reimbursement and Net Expenses have been restated to reflect the current expense cap arrangement.
1

Loomis Sayles and IXIS Advisors, the Fund’s advisory administrator, have given a binding undertaking to Loomis Sayles Core Plus Bond Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.00%, 1.75% and 1.75% of the Fund’s average daily net assets for Class A, B and C shares, respectively. This undertaking is in effect through January 31, 2008, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

4

Loomis Sayles has given a binding undertaking to Loomis Sayles Limited Term Government and Agency Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.95%, 1.70% and 1.70% of the Fund’s average daily net assets for Class A, B and C shares, respectively. This undertaking is in effect through January 31, 2008, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

Example*

	Core Plus Bond Fund					Limited Term Government and Agency Fund
	Class A	Class B		Class C		Class A	Class B		Class C
		(1)	(2)	(1)	(2)		(1)	(2)	(1)	(2)
1 year	$551	$681	$181	$281	$181	$400	$679	$179	$279	$179
3 years	$774	$871	$571	$569	$569	$628	$871	$571	$571	$571
5 years	$1,015	$1,186	$986	$982	$982	$875	$1,188	$988	$988	$988
10 years**	$1,704	$1,948	$1,948	$2,134	$2,134	$1,582	$1,956	$1,956	$2,152	$2,152

(1)	Assumes redemption at the end of period.
(2)	Assumes no redemption at the end of period.

*

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The Example is based on the Net Expenses for the first seven months and on the Total Annual Fund Operating Expenses for the remainder of the one-year period and the remaining periods.

**	Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

IXIS Advisor Income Funds Class Y Prospectus

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Loomis Sayles Core Plus Bond Fund and Loomis Sayles Limited Term Government and Agency Fund:

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

	Core Plus Bond Fund[1]	Limited Term Government and Agency Fund[3]
	Class Y	Class Y
Management fees	0.43%	0.50%
Other expenses	0.37%**	0.24%**
Total annual fund operating expenses	0.80%	0.74%
Fee waiver and/or expense reimbursement†	0.05%	0.04%
Net Expenses†	0.75%	0.70%

**

Other Expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”) of less than 0.01% of the Fund’s average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

†	Fee waiver and/or expense reimbursement and Net Expenses have been restated to reflect the current expense cap arrangement.
1

Loomis Sayles and IXIS Advisors, the Fund’s advisory administrator, have given a binding undertaking to Loomis Sayles Core Plus Bond Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.75% of the Fund’s average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2008, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

3

Loomis Sayles has given a binding undertaking to Loomis Sayles Limited Term Government and Agency Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.70% of the Fund’s average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2008, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

Example*

	Core Plus Bond Fund	Limited Term Government and Agency Fund
	Class Y	Class Y
1 year	$79	$73
3 years	$253	$234
5 years	$441	$409
10 years	$987	$917

*	The Example is based on the Net Expenses for the first seven months and on the Total Annual Fund Operating Expenses for the remainder of the one-year period and the remaining periods.

********

VAUGHAN NELSON SMALL CAP VALUE FUND ONLY

Effective July 1, 2007, IXIS Asset Management Advisors, L.P. (“IXIS Advisors”) has given a binding undertaking to the Vaughan Nelson Small Cap Value Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.45%, 2.20%, 2.20% and 1.20% of the Fund’s average daily net assets for Class A, B, C and Y shares, respectively.

IXIS Advisor Equity Funds Class A, B and C Prospectus

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated with respect to the Vaughan Nelson Small Cap Value Fund:

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

	Vaughan Nelson Small Cap Value Fund[4]
	Class A	Class B	Class C
Management fees	0.90%	0.90%	0.90%
Distribution and/or service (12b-1) fees	0.25%	1.00%*	1.00%*
Other expenses	0.44%	0.47%	0.45%
Acquired Fund Fees and Expenses†	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.61%	2.39%	2.37%
Fee waiver and/or expense reimbursement††	0.14%	0.17%	0.15%
Net Expenses††	1.47%	2.22%	2.22%

*

Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

†

Acquired Fund Fees and Expenses (“Acquired Fund Fees and Expenses”) are expenses indirectly borne by the Fund through investments in certain pooled investment vehicles. The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

††	Fee waiver and/or expense reimbursement and Net Expenses have been restated to reflect the current expense cap arrangement.
4

IXIS Advisors has given a binding undertaking to Vaughan Nelson Small Cap Value Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.45%, 2.20% and 2.20% of Fund’s average daily net assets for Class A, B and C shares, respectively. This undertaking is in effect through April 30, 2008, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

Example*

	Vaughan Nelson Small Cap Value Fund
	Class A	Class B		Class C
		(1)	(2)	(1)	(2)
1 year	$718	$728	$228	$328	$228
3 years	$1,043	$1,032	$732	$728	$728
5 years	$1,390	$1,463	$1,263	$1,254	$1,254
10 years**	$2,367	$2,522	$2,522	$2,697	$2,697
(1)	Assumes redemption at the end of period.
(2)	Assumes no redemption at the end of period.
*

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The Example is based on the Net Expenses for the first ten months and on the Total Annual Fund Operating Expenses for the remainder of the one-year period and the remaining periods.

**	Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

IXIS Advisor Equity Funds Class Y Prospectus

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated with respect to the Vaughan Nelson Small Cap Value Fund:

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

Vaughan Nelson Small Cap Value Fund[3]
Class Y
Management fees	0.90%
Other expenses	1.00%
Acquired Fund Fees and Expenses†	0.02%
Total annual fund operating expenses	1.92%
Fee waiver and/or expense reimbursement††	0.70%
Net Expenses††	1.22%
†

Acquired Fund Fees and Expenses (“Acquired Fund Fees and Expenses”) are expenses indirectly borne by the Fund through investments in certain pooled investment vehicles. The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

††	Fee Waiver and/or expense reimbursement and Net Expenses have been restated to reflect the current expense cap arrangement.
3

IXIS Advisors has given a binding undertaking to Vaughan Nelson Small Cap Value Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.20% of the Fund’s average daily net assets for Class Y shares. This undertaking is in effect through April 30, 2008, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

Example*

Vaughan Nelson Small Cap Value Fund
Class Y
1 year	$136
3 years	$547
5 years	$983
10 years	$2,196
*	The Example is based on the Net Expenses for the first ten months and on the Total Annual Fund Operating Expenses for the remainder of the one-year period and the remaining periods.

IXIS CASH MANAGEMENT TRUST – MONEY MARKET SERIES ONLY

Effective September 1, 2007, IXIS Asset Management Advisors, L.P. (“IXIS Advisors”) has given a binding undertaking to IXIS Cash Management Trust – Money Market Series to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.65% of the Fund’s average daily net assets for each of Class A, B and C shares. Accordingly, the Annual Fund Operating Expenses table, footnotes to the table and the Expense table within the section “Fund Fees & Expenses” are each updated with respect to the Fund:

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

	IXIS Cash Management Trust – Money Market Series†
	Class A	Class B	Class C
Management fees	0.35%	0.35%	0.35%
Other expenses*	0.40%	0.40%	0.40%
Total annual fund operating expenses	0.75%	0.75%	0.75%
Fee waiver and/or expense reimbursement††	0.10%	0.10%	0.10%
Net Expenses††	0.65%	0.65%	0.65%

*

Other Expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”) of less than 0.01% of the Fund’s average daily net assets. The expenses information shown in the table above may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

†

IXIS Advisors has given a binding undertaking to IXIS Cash Management Trust – Money Market Series to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.65% of the Fund’s average daily net assets for each of Class A, B and C shares. This undertaking is in effect through August 31, 2008, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

††	Fee waiver and/or expense reimbursement and Net Expenses have been restated to reflect the current expense cap arrangement.

Example*

	IXIS Cash Management Trust — Money Market Series
	Class A	Class B (1)	Class C (1)
1 year	$66	$66	$66
3 years	$230	$230	$230
5 years	$407	$407	$407
10 years	$921	$921	$921

*	The Example is based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining periods.
(1)	Assumes CDSC does not apply to the redemption. See the section “Exchanging Shares.”

IXIS EQUITY DIVERSIFIED PORTFOLIO ONLY

On June 1, 2007, the Board of Trustees of IXIS Advisor Funds Trust III, upon the recommendation of IXIS Asset Management Advisors, L.P. (“IXIS Advisors”), adviser to the Portfolio, approved a plan to liquidate the Portfolio, such liquidation to take place on or about August 3, 2007 (the “Liquidation Date”). Any shares of the Portfolio outstanding on the Liquidation Date will be automatically redeemed on that date. The proceeds on any such redemption will be the net asset value of such shares after charges, dividend distributions required to eliminate any Portfolio-level taxes, expenses and liabilities of the Portfolio have been paid or otherwise provided for. In addition, the Portfolio may make one or more distributions of income and/or net capital gains prior to the Liquidation Date. For federal income tax purposes, the automatic redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. Any gain will result in short- or long-term capital gains for shareholders who hold their shares as a capital asset depending on how long a shareholder has held Portfolio shares. A shareholder should consult with his or her tax advisor for more information on his or her own situation.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund pursuant to the procedures set forth under “How to Redeem Shares” in the Portfolio's Prospectus. Shareholders may also exchange their shares, subject to investment minimums and other restrictions on exchanges as described under “How to Exchange Shares” in the Fund's Prospectus. Class A shares may be exchanged, subject to minimum investment requirements, for Class A shares of any other IXIS Advisor Fund or Portfolio that offers Class A shares. Class C shares may be exchanged, subject to minimum investment requirements, for Class C shares of any other IXIS Advisor Fund or Portfolio that offers Class C shares or for Class A shares of the IXIS Advisor Cash Management Trust – Money Market Series (the “Money Market Fund”). For federal income tax purposes, an exchange of Portfolio shares for shares of another IXIS Advisor Fund or Portfolio is generally treated as a sale on which a gain or loss may be recognized. A shareholder should consult with his or her tax advisor for more information on his or her own situation.

Absent an instruction to the contrary prior to the Liquidation Date, for Portfolio shares held, using an IXIS Advisor Funds’ prototype document, in individual retirement accounts, in custodial accounts under a SEP, SARSEP, or 403(b) plan, or in certain other retirement accounts, IXIS Distributors will exchange any shares remaining in the Portfolio on the Liquidation Date into the Money Market Fund.

Effective at the close of business on June 15, 2007, IXIS Asset Management Distributors, L.P. (“IXIS Distributors”), the distributor for IXIS Equity Diversified Portfolio (the “Portfolio”), will no longer accept new investments in the Portfolio. Effective at the close of business on July 13, 2007, IXIS Distributors will no longer accept additional investments from current shareholders of the Portfolio which include additional investments through automatic or systematic investment plans.

*******

IXIS MODERATE DIVERSIFIED PORTFOLIO ONLY

On June 1, 2007, the Board of Trustees (the “Board”) of IXIS Advisor Funds Trust III (the “Trust”) approved the termination of the interim subadvisory agreement among the Trust, on behalf of IXIS Moderate Diversified Portfolio (the “Portfolio”), IXIS Asset Management Advisors, L.P. (“IXIS Advisors”) and Hansberger Global Investors, Inc. (“Hansberger”). Under the terms of the advisory agreement among the Trust, on behalf of the Portfolio, and IXIS Advisors, the segment of the Portfolio previously subadvised by Hansberger (the “segment”) will be advised by IXIS Advisors without a subadviser. This portion of the Portfolio will be managed on a day-to-day basis by the Active Investment Advisors division of IXIS Advisors (“Active”). IXIS Advisors, through Active, will be responsible for the investment management decisions of the segment. This change will take effect at the close of business on August 3, 2007.

The Board also approved a reduction in the advisory fee for the Portfolio. Effective at the close of business on August 3, 2007, IXIS Advisors has reduced its advisory fee from 0.75% of the first $1 billion of the average daily net assets of the Portfolio and 0.70% of such assets in excess of $1 billion to 0.70% of the first $1 billion of the average daily net assets of the Portfolio and 0.65% of such assets in excess of $1 billion. In addition, the Board approved a change in the investment strategy for the segment of the Portfolio. The segment will continue to invest in international stocks, but Active will use a passive management strategy as described below.

Prospectus Changes

Effective at the close of business on August 3, 2007, the following changes become effective:

All references to Hansberger Global Investors, Inc. will be deleted. All references to “Hansberger International Value Discipline” will be replaced with “Active International Discipline.”

The subsection “Hansberger International Value Discipline” within the section “IXIS Moderate Diversified Portfolio – More on Investment Disciplines” of the Prospectus is replaced with the text set forth below:

Active International Discipline

Active will manage the segment of the Portfolio by investing in securities contained within the Standard & Poor’s ADR Index (the “S&P ADR Index”). The S&P ADR Index consists of those international companies within the Standard & Poor’s Global 1200 Index that offer ADRs, global shares, or U.S.-listed shares of Canadian securities. Active expects to hold approximately 75 of the 236 securities that make up the S&P ADR Index.

In selecting securities for the segment, Active will use a sampling method that analyzes the sectors within the S&P ADR Index and the respective securities within a particular sector. Active will seek to maintain sector neutral weightings when selecting securities for the segment. Within a given sector, securities will be added to the segment based upon their market capitalization, with the highest market capitalization securities selected for the segment.

The tables in the sub-sections “Annual Portfolio Operating Expenses” and “Example” within the section “Portfolio Fees and Expenses” are amended and restated as follows with respect to IXIS Moderate Diversified Portfolio:

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)

	IXIS Moderate Diversified Portfolio [3]
	Class A	Class C
Management fees	0.70%	0.70%
Distribution and/or service (12b-1) fees	0.25%	1.00%*
Other expenses	0.31%**	0.31%**
Total annual portfolio operating expenses	1.26%	2.01%
Fee waiver and/or expense reimbursement†	0.00%	0.00%
Net Expenses†	1.26%	2.01%

*

Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

**

Other Expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”) of less than 0.01% of the Fund’s average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

†	Fee waiver and/or expense reimbursement and Net Expenses have been restated to reflect the current expense cap arrangement.
3

IXIS Advisors has given a binding undertaking to the IXIS Moderate Diversified Portfolio to limit the amount of the Portfolio’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.45% and 2.20%, respectively, of the Portfolio’s average daily net assets for Classes A and C shares. This undertaking is in effect through April 30, 2008 and will be reevaluated on an annual basis.

Example*

	IXIS Moderate Diversified Portfolio
	Class A	Class C
		(1)	(2)
1 year	$696	$304	$204
3 years	$952	$631	$631
5 years	$1,227	$1,083	$1,083
10 years	$2,010	$2,338	$2,338
(1)	Assumes redemption at end of period.
(2)	Assumes no redemption at end of period.

*The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The Example is based on Total Annual Portfolio Operating Expenses for all periods.

The fifth sentence of the first paragraph in subsection “Adviser” within the section “Management Team” of the prospectus is replaced with the text set forth below:

Except with respect to the Active-managed disciplines of the IXIS Income Diversified Portfolio and the IXIS Moderated Diversified Portfolio, IXIS Advisors does not determine what investments will be purchased by the Portfolios.

The second paragraph in subsection “Adviser” within the section “Management Team” of the prospectus is replaced with the text set forth below:

IXIS Advisors, through its division Active Investment Advisors, is responsible for the investment management decisions of the Active Dividend Equity Discipline of the IXIS Income Diversified Portfolio and the Active International Discipline of the IXIS Moderate Diversified Portfolio.

The subsection “Hansberger International Value Discipline” within the section “Meet the Portfolios’ Portfolio Managers” is replaced with the text set forth below:

Active International Discipline

Kevin H. Maeda

Kevin H. Maeda has served as a co-manager of this portion of the IXIS Moderate Diversified Portfolio since August 2007. Mr. Maeda, Senior Portfolio Manager and Director of Product Management for the Active Investment Advisors division of IXIS Advisors joined Active Investment Advisors in 2003. Previously, he served as a consultant to The Home Depot from 2002 to 2003 and earned his M.B.A. from the University of California – Los Angeles from 1999 to 2001. In addition to an M.B.A., Mr. Maeda received a B.S. from the University of California – Berkeley. He has over 12 years of investment experience.

Serena V. Ng

Serena V. Ng has served as a co-manager of this portion of the IXIS Moderate Diversified Portfolio since August 2007. Ms. Ng, Associate Portfolio Manager for the Active Investment Advisors division of IXIS Advisors, joined Active Investment Advisors in 2005. Previously, she held the position of Portfolio Associate at McMorgan and Company from 2004 to 2005 and Assistant Portfolio Manager at Fremont Investment Advisors from 2000 to 2004. Ms. Ng received a B.S. from the University of California – Los Angeles. She holds the designation of Chartered Financial Analyst and has over 7 years of investment experience.

SP352-0607

IXIS CASH MANAGEMENT TRUST – MONEY MARKET SERIES

Supplement dated June 1, 2007 to the IXIS Cash Management Trust – Money Market Series Prospectus dated September1, 2006, as may be revised and supplemented from time to time.

Effective August 1, 2007, the name of the Distributor of the Funds (the “Distributor”) will change from IXIS Asset Management Distributors, L.P. to Natixis Distributors, L.P., and all references to the Distributor will change as such. Also, effective August 1, 2007, the Advisor or Advisory Administrator of certain Funds will change from IXIS Asset Management Advisors, L.P. to Natixis Asset Management Advisors, L.P., and all references to the Advisor or Advisory Administrator will change as such.

On June 1, 2007, the Board of Trustees of the IXIS Advisor Funds approved changes to the fund family name and the names of certain Funds. Effective August 6, 2007, the name of the fund family will change from IXIS Advisor Funds to Natixis Funds. Thus, all references to IXIS Advisor Funds and www.ixisadvisorfunds.com are replaced with Natixis Funds and www.funds.natixis.com, respectively. Also effective August 6, 2007, the name of IXIS Cash Management Trust – Money Market Series will change to Natixis Cash Management Trust – Money Market Series, and all references to the Fund will be replaced as such.

********

On June 1, 2007, the Board of Trustees of the IXIS Advisor Funds approved the termination of offering of Class B shares. No new accounts will be opened in Class B shares after July 30, 2007. No additional investments into Class B shares may be made after October 12, 2007. Existing Class B shareholders may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other IXIS Advisor Funds subject to the existing exchange privileges as described in the prospectus. For Class B shares outstanding on October 12, 2007 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated contingent deferred sales charge (“CDSC”) schedules, conversion features and distribution and shareholder service plan fees, will continue in effect. In addition, IXIS Asset Management Advisors, L.P. will waive the small account fee on all Class B accounts and will exempt Class B accounts from the small account liquidation.

Effective October 12, 2007, all references to Class B shares are removed from the sub-section “Choosing a Share Class” within the Section “Investing in the Funds.”

Effective immediately, the last sentence in the first paragraph of the sub-section “Minimum Balance Policy” within the section “It’s Easy to Open an Account” is amended and restated as follows:

Certain accounts, such as Class B accounts, accounts that fall below the minimum as a result of the automatic conversion from Class B to Class A shares, accounts using an IXIS Advisor Funds’ prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts) and accounts associated with defined contribution plans, are excepted from the minimum balance fee.

Effective immediately, the last sentence in the second paragraph of the sub-section “Minimum Balance Policy” within the section “It’s Easy to Open an Account” is amended and restated as follows:

Certain accounts, such as Class B accounts, accounts associated with wrap-fee programs or defined contribution plans are exempt from the liquidation.

1

Effective September 1, 2007, the following text replaces the “Limits on Frequent Trading” paragraph within the sub-section “Restrictions on Buying, Selling and Exchanging Shares” in the section “Fund Services”:

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to refuse any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

********

Effective September 1, 2007, IXIS Asset Management Advisors, L.P. (“IXIS Advisors”) has given a binding undertaking to IXIS Cash Management Trust – Money Market Series to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.65% of the Fund’s average daily net assets for each of Class A, B and C shares. Accordingly, the Annual Fund Operating Expenses table, footnotes to the table and the Expense table within the section “Fund Fees & Expenses” are each updated with respect to the Fund:

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

	IXIS Cash Management Trust – Money Market Series†
	Class A	Class B	Class C
Management fees	0.35%	0.35%	0.35%
Other expenses*	0.40%	0.40%	0.40%
Total annual fund operating expenses	0.75%	0.75%	0.75%
Fee waiver and/or expense reimbursement††	0.10%	0.10%	0.10%
Net Expenses††	0.65%	0.65%	0.65%

*

Other Expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”) of less than 0.01% of the Fund’s average daily net assets. The expenses information shown in the table above may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

†

IXIS Advisors has given a binding undertaking to IXIS Cash Management Trust – Money Market Series to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.65% of the Fund’s average daily net assets for each of Class A, B and C shares. This undertaking is in effect through August 31, 2008, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

††	Fee waiver and/or expense reimbursement and Net Expenses have been restated to reflect the current expense cap arrangement.

2

Example*

	IXIS Cash Management Trust — Money Market Series
	Class A	Class B (1)	Class C (1)
1 year	$66	$66	$66
3 years	$230	$230	$230
5 years	$407	$407	$407
10 years	$921	$921	$921

*	The Example is based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining periods.
(1)	Assumes CDSC does not apply to the redemption. See the section “Exchanging Shares.”

SP350-0607

3